CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2020	¥ 6,863,594		¥ 173	¥ (12)	¥ 11,165,697	¥ 20,051	¥ (4,240,134)	¥ (97,265)	¥ 15,084
Balance, shares at Dec. 31, 2020 | shares			2,697,173,763	(170,719,987)
Repurchases of ordinary shares	(22,319)			¥ (22,319)
Repurchases of ordinary shares, shares | shares				(7,387,292)
Issuances of shares due to exercise of share options	¥ 1,920			¥ 1	1,919
Issuances of shares due to exercise of share options, shares | shares	7,686,832	7,686,832		7,686,832
Share-based compensation related to accelerated vesting of share options	¥ 66,429				66,429
Share-based compensation related to vesting of share options	464,011				464,011
Appropriation to statutory reserves						1,301	(1,301)
Net loss	(1,547,038)						(1,540,734)		(6,304)
Foreign currency translation adjustment	(158,515)							(158,515)
Acquisition of a subsidiary	228								228
Transaction with non-controlling interests					(114)				114
Capital injection from non-controlling interests	596								596
Balance at Dec. 31, 2021	5,668,906		¥ 173	¥ (22,330)	11,697,942	21,352	(5,782,169)	(255,780)	9,718
Balance, shares at Dec. 31, 2021 | shares			2,697,173,763	(170,420,447)
Repurchases of ordinary shares	(646,820)			¥ (646,820)
Repurchases of ordinary shares, shares | shares				(290,503,052)
Share-based compensation related to accelerated vesting of share options	(64,660)				(64,660)
Share-based compensation related to vesting of share options	392,727				392,727
Related to modification of exercise price of share options on modification day	12,793				12,793
Others	(596)								(596)
Appropriation to statutory reserves						2,825	(2,825)
Net loss	(821,333)						(815,371)		(5,962)
Foreign currency translation adjustment	181,585							181,585
Balance at Dec. 31, 2022	4,722,602		¥ 173	¥ (669,150)	12,038,802	24,177	(6,600,365)	(74,195)	3,160
Balance, shares at Dec. 31, 2022 | shares			2,697,173,763	(460,923,499)
Repurchases of ordinary shares	(213,054)			¥ (213,054)
Repurchases of ordinary shares, shares | shares				(119,211,860)
Issuances of shares due to exercise of share options	¥ 6,559			¥ 17,636	(11,077)
Issuances of shares due to exercise of share options, shares | shares	37,080,608	37,080,608		37,080,608
Share-based compensation related to accelerated vesting of share options	¥ (1,905)				(1,905)
Share-based compensation related to vesting of share options	79,407				79,407
Repurchase of redeemable non-controlling interests	186,437				186,437
Transactions in relation to redeemable non-controlling interests	(30,907)				(30,907)
Net loss	(750,227)	$ (105,666)					(744,788)		(5,439)
Foreign currency translation adjustment	134,395	18,929						134,395
Acquisition of a subsidiary					(549)				549
Balance at Dec. 31, 2023	¥ 4,133,307	$ 582,165	¥ 173	¥ (864,568)	¥ 12,260,208	¥ 24,177	¥ (7,345,153)	¥ 60,200	¥ (1,730)
Balance, shares at Dec. 31, 2023 | shares			2,697,173,763	(543,054,751)